Document and Entity Information	Jul. 31, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 31, 2024
Entity Registrant Name	MONRO, INC.
Entity Incorporation State Country Code	NY
Entity File Number	0-19357
Entity Tax Identification Number	16-0838627
Entity Address Address Line 1	200 Holleder Parkway
Entity Address City Or Town	Rochester
Entity Address State Or Province	NY
Entity Address Postal Zip Code	14615
City Area Code	585
Local Phone Number	647-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	MNRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Form 8-K (“Amendment”) amends and supplements the Current Report on Form 8-K filed by Monro, Inc. on July 31, 2024 (the “Initial Form 8-K”) solely to correct an administrative error that inadvertently omitted a portion of Exhibit 99.1 from the Initial Form 8-K. A copy of the complete earnings release is furnished herewith as Exhibit 99.1 to this Amendment. Other than as described above, this Amendment does not modify or update any disclosures in or exhibits to the Initial Form 8-K nor does it reflect any events that may have occurred subsequent to the Initial Form 8-K.
Entity Central Index Key	0000876427